Segment Information - Adjustment to Revenue and Direct Cost of Services (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Segment Information
Period of reporting lag to achieve timely consolidation									1 month
Revenues	$ 1,315,083	$ 1,302,609	$ 1,290,965	$ 1,287,010	$ 1,332,796	$ 1,303,978	$ 1,284,652	$ 1,228,355	$ 5,195,667	$ 5,149,781	$ 5,216,524
Direct cost of services									4,288,408	$ 4,144,293	$ 4,112,330
Previously existing one-month reporting lag | Adjustment
Segment Information
Revenues									51,700
Direct cost of services									$ 51,700